Current Taxes and Deferred Taxes - Schedule Of Effect On Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Current tax expense	$ 8,064	$ (77,137)	$ (95,760)
Deferred taxes
Deferred tax expenses	109,848	33,727	28,110
Subtotals	117,912	(43,410)	(67,650)
Others	(2,702)	(4,443)	591
Net expense for income taxes	$ 115,210	$ (47,853)	$ (67,059)